Right-of-Use assets - Additional Information (Details) - EUR (€) € in Millions	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Presentation of leases for lessee [abstract]
Additions to right-of-use assets	€ 62.5	€ 17.0